Regulatory Capital	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Regulatory Capital
Regulatory Capital
We are subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet minimum regulatory capital requirements can initiate certain mandatory and discretionary actions by regulators that, if undertaken, could have a direct material effect on our consolidated financial condition. Under current regulatory capital adequacy guidelines, we must meet specified capital requirements that involve quantitative measures of our consolidated assets, liabilities and off-balance sheet exposures calculated in conformity with regulatory accounting practices. Our capital components and their classifications are subject to qualitative judgments by regulators about components, risk weightings and other factors.
As required by the Dodd-Frank Act, we and State Street Bank, as advanced approaches banking organizations, are subject to a permanent "capital floor" in the calculation and assessment of regulatory capital adequacy by U.S. banking regulators. Beginning on January 1, 2015, we were required to calculate our risk-based capital ratios using both the advanced approaches and the standardized approach. As a result, from January 1, 2015 going forward, our risk-based capital ratios for regulatory assessment purposes are the lower of each ratio calculated under the standardized approach and the advanced approaches.
The methods for the calculation of our and State Street Bank's risk-based capital ratios have changed as the provisions of the Basel III final rule related to the numerator (capital) and denominator (RWA) were phased in, and as we calculated our RWA using the advanced approaches. These ongoing methodological changes have resulted in differences in our reported capital ratios from one reporting period to the next that are independent of applicable changes to our capital base, our asset composition, our off-balance sheet exposures or our risk profile.
As of December 31, 2018, we and State Street Bank exceeded all regulatory capital adequacy requirements to which we were subject. As of December 31, 2018, State Street Bank was categorized as “well capitalized” under the applicable regulatory capital adequacy framework, and exceeded all “well capitalized” ratio guidelines to which it was subject. Management believes that no conditions or events have occurred since December 31, 2018 that have changed the capital categorization of State Street Bank.
The following table presents the regulatory capital structure, total RWA, related regulatory capital ratios and the minimum required regulatory capital ratios for us and State Street Bank as of the dates indicated. As a result of changes in the methodologies used to calculate our regulatory capital ratios from period to period as the provisions of the Basel III final rule were phased in, the ratios presented in the table for each period-end are not directly comparable. Refer to the footnotes following the table.

			State Street				State Street Bank
(In millions)			Basel III Advanced Approaches December 31, 2018	Basel III Standardized Approach December 31, 2018	Basel III Advanced Approaches December 31, 2017	Basel III Standardized Approach December 31, 2017	Basel III Advanced Approaches December 31, 2018	Basel III Standardized Approach December 31, 2018	Basel III Advanced Approaches December 31, 2017	Basel III Standardized Approach December 31, 2017
Common shareholders' equity:
Common stock and related surplus			$10,565	$10,565	$10,302	$10,302	$12,894	$12,894	$11,612	$11,612
Retained earnings(1)			20,606	20,606	18,856	18,856	14,261	14,261	12,312	12,312
Accumulated other comprehensive income (loss)			(1,332)	(1,332)	(972)	(972)	(1,112)	(1,112)	(809)	(809)
Treasury stock, at cost			(8,715)	(8,715)	(9,029)	(9,029)	—	—	—	—
Total			21,124	21,124	19,157	19,157	26,043	26,043	23,115	23,115
Regulatory capital adjustments:
Goodwill and other intangible assets, net of associated deferred tax liabilities(2)			(9,350)	(9,350)	(6,877)	(6,877)	(9,073)	(9,073)	(6,579)	(6,579)
Other adjustments(3)			(194)	(194)	(76)	(76)	(29)	(29)	(5)	(5)
Common equity tier 1 capital			11,580	11,580	12,204	12,204	16,941	16,941	16,531	16,531
Preferred stock			3,690	3,690	3,196	3,196	—	—	—	—
Trust preferred capital securities subject to phase-out from tier 1 capital			—	—	—	—	—	—	—	—
Other adjustments			—	—	(18)	(18)	—	—	—	—
Tier 1 capital			15,270	15,270	15,382	15,382	16,941	16,941	16,531	16,531
Qualifying subordinated long-term debt			778	778	980	980	776	776	983	983
Trust preferred capital securities phased out of tier 1 capital			—	—	—	—	—	—	—	—
ALLL and other			14	83	4	72	11	83	—	72
Other adjustments			—	—	1	1	—	—	—	—
Total capital			$16,062	$16,131	$16,367	$16,435	$17,728	$17,800	$17,514	$17,586
RWA:
Credit risk(4)			$47,738	$97,303	$52,000	$101,349	$45,565	$94,776	$49,489	$98,433
Operational risk(5)			46,060	NA	45,822	NA	44,494	NA	45,295	NA
Market risk			1,517	1,517	1,334	1,334	1,517	1,517	1,334	1,334
Total RWA			$95,315	$98,820	$99,156	$102,683	$91,576	$96,293	$96,118	$99,767
Adjusted quarterly average assets			$211,924	$211,924	$209,328	$209,328	$209,413	$209,413	$206,070	$206,070

Capital Ratios:	2018 Minimum Requirements Including Capital Conservation Buffer and G-SIB Surcharge(6)	2017 Minimum Requirements Including Capital Conservation Buffer and G-SIB Surcharge(7)
Common equity tier 1 capital	7.5%	6.5%	12.1%	11.7%	12.3%	11.9%	18.5%	17.6%	17.2%	16.6%
Tier 1 capital	9.0	8.0	16.0	15.5	15.5	15.0	18.5	17.6	17.2	16.6
Total capital	11.0	10.0	16.9	16.3	16.5	16.0	19.4	18.5	18.2	17.6

(1) In accordance with the applicable bank regulatory rules, we are not required to and, accordingly, did not revise previously-filed reported capital metrics and ratios due to our change in accounting.
(2) Amounts for us and State Street Bank as of December 31, 2018 consisted of goodwill, net of associated deferred tax liabilities, and 100% of other intangible assets, net of associated deferred tax liabilities. Amounts for us and State Street Bank as of December 31, 2017 consisted of goodwill, net of deferred tax liabilities and 80% of other intangible assets, net of associated deferred tax liabilities. Intangible assets, net of associated deferred tax liabilities is phased in as a deduction from capital, in conformity with the Basel III final rule.
(3) Other adjustments within CET1 primarily include the overfunded portion of the firm’s defined benefit pension plan obligation net of associated deferred tax liabilities, disallowed deferred tax assets, and other required credit risk based deductions.
(4) Includes a CVA which reflects the risk of potential fair value adjustments for credit risk reflected in our valuation of over-the-counter derivative contracts. We used a simple CVA approach in conformity with the Basel III advanced approaches.
(5) Under the current advanced approaches rules and regulatory guidance concerning operational risk models, RWA attributable to operational risk can vary substantially from period-to-period, without direct correlation to the effects of a particular loss event on our results of operations and financial condition and impacting dates and periods that may differ from the dates and periods as of and during which the loss event is reflected in our financial statements, with the timing and categorization dependent on the processes for model updates and, if applicable, model revalidation and regulatory review and related supervisory processes. An individual loss event can have a significant effect on the output of our operational RWA under the advanced approaches depending on the severity of the loss event and its categorization among the seven Basel-defined UOMs.
(6) Minimum requirements were phased in with full implementation beginning on January 1, 2019; minimum requirements listed are as of December 31, 2018.
(7) Minimum requirements were phased in with full implementation beginning on January 1, 2019; minimum requirements listed are as of December 31, 2017.
NA Not applicable